Change in accounting policy (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Change In Accounting Policy [Line Items]
Net cash from operating activities	$ 84,453	$ 61,803	$ 184,798	$ 125,202
Net cash used in investing activities	(677,150)	(420,634)	(1,060,433)	(616,687)
Net cash from financing activities	772,137	371,048	1,508,101	569,029
Increase in cash and cash equivalents	$ 179,440	12,217	$ 632,466	77,544
As reported [Member]
Change In Accounting Policy [Line Items]
Net cash from operating activities		47,536		91,149
Net cash used in investing activities		(424,456)		(623,021)
Net cash from financing activities		389,137		609,416
Increase in cash and cash equivalents		12,217		77,544
Adjustments [Member]
Change In Accounting Policy [Line Items]
Net cash from operating activities		14,267		34,053
Net cash used in investing activities		3,822		6,334
Net cash from financing activities		(18,089)		(40,387)
Increase in cash and cash equivalents		$ 0		$ 0